Deposits - Summary of deposits (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Deposits [Line Items]
Deposits	₩ 383,010,745	₩ 364,896,675
Demand Deposits
Deposits [Line Items]
Deposits	157,446,276	172,107,724
Time Deposits
Deposits [Line Items]
Deposits	196,265,911	161,498,901
Certificates of deposits
Deposits [Line Items]
Deposits	14,921,375	16,576,536
Discount note deposits
Deposits [Line Items]
Deposits	6,631,858	5,818,001
CMA
Deposits [Line Items]
Deposits	4,634,010	5,246,478
Other
Deposits [Line Items]
Deposits	3,111,315	3,649,035
Domestic currency [Member] | Demand Deposits
Deposits [Line Items]
Deposits	132,604,867	151,787,483
Domestic currency [Member] | Time Deposits
Deposits [Line Items]
Deposits	171,355,724	140,651,250
Foreign currency [Member] | Demand Deposits
Deposits [Line Items]
Deposits	24,841,409	20,320,241
Foreign currency [Member] | Time Deposits
Deposits [Line Items]
Deposits	₩ 24,910,187	₩ 20,847,651